Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended				3 Months Ended		0 Months Ended	1 Months Ended
	Feb. 28, 2014	Mar. 31, 2015	Mar. 31, 2014	Jan. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	May 31, 2014	Mar. 31, 2015	Mar. 31, 2014	May 07, 2015	May 31, 2015	May 18, 2015	May 02, 2014	Feb. 28, 2015	Feb. 20, 2015	Apr. 30, 2015	Apr. 15, 2015
Class of Stock [Line Items]
Common stock, shares authorized		20,833,333	20,833,333					20,833,333	20,833,333
Common stock, par value		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Preferred stock, par value		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares authorized		2,500,000	2,500,000					2,500,000	2,500,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount		$ 0.96
Rate Of One Share For Each Dividend		$ 4.80
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00						$ 6.00
Interest Payable		$ 24,000						$ 24,000
Preferred Stock Dividends, Income Statement Impact		305,328	0
Debt Conversion, Converted Instrument, Amount		0	4,127,201
Stock Issued During Period, Shares, Issued for Services	150,000
Common Stock, Capital Shares Reserved For Future Issuance		8,810,699						8,810,699
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				3,334	3,334
Allocated Share-based Compensation Expense		17,400
Other Investors [Member]
Class of Stock [Line Items]
Percentage Of Commission		10.00%
Percentage Of Non accountable Finance Fee		3.00%
5% Percent Bridge Note Holder [Member]
Class of Stock [Line Items]
Percentage Of Commission		3.00%
Percentage Of Non accountable Finance Fee		1.00%
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference Per Share		$ 12.00						$ 12.00
Stock Issued During Period, Shares, New Issues		291,142
Convertible Preferred Stock, Terms of Conversion		The Restated Designation adopted certain special mandatory conversion provisions for the Class A Preferred Stock upon a qualified offering (defined as a public offering resulting in at least $5,000,000 of gross cash proceeds), whereby the Class A Preferred Stock is converted into the type of securities issued in such qualified offering at a twenty percent (20%) discount.
Class A convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		$ 0.001	$ 0.001					$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares authorized		800,000	800,000					800,000	800,000				800,000
Gross Proceeds from Issuance of Preferred Stock								3,500,000
Proceeds from Issuance of Convertible Preferred Stock								2,900,000
Stock Issued During Period, Shares, New Issues						4,167	291,142
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights		194,095						194,095
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00						$ 6.00
Shares And Warrants Issued Description		The shares and warrants were issued as a unit (a “Unit”) consisting of (i) one share of Class A Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Company’s common stock at an exercise price of $6.00 per share, which were immediately exercisable and may be exercised at any time on or before March 31, 2019.
Warrants Fair Value		3,000,000						3,000,000
Preferred Stock, Shares Outstanding		454,750	0					454,750	0
Preferred Stock Dividends, Income Statement Impact		301,500
Preferred Stock, Redemption Price Per Share		$ 12.00						$ 12.00
Class A convertible preferred stock [Member] | Other Investors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00						$ 6.00
Reimbursement Of Legal Expense		40,000
Class A convertible preferred stock [Member] | Two Bridge Notes [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount		220,000						220,000
Class A convertible preferred stock [Member] | Emergent Financial Group, Inc. [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding		106,432						106,432
Class A convertible preferred stock [Member] | 5% Percent Bridge Note Holder [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		163,608
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights		109,072						109,072
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00						$ 6.00
Debt Instrument, Face Amount			1,793,000						1,793,000
Units Issued Per Units To Investors									$ 12.00
Debt Instrument, Convertible, Conversion Price			$ 10.80						$ 10.80
Debt Conversion, Converted Instrument, Amount		1,743,000
Class A convertible preferred stock [Member] | Class A Investors [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding		454,750						454,750
Class of Warrant or Right, Outstanding		303,167						303,167
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference Per Share		$ 12.00						$ 12.00
Stock Issued During Period, Shares, New Issues		0
Preferred Stock, Dividends Per Share, Declared		$ 0.96
Conversion price per dividend		$ 4.80						$ 4.80
Preferred Stock, Redemption Price Per Share		$ 12.00						$ 12.00
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion		Shares of the Class B Preferred stock shall be subject to special mandatory conversion provisions upon a qualified offering (defined as a public offering resulting in at least $5,000,000 of gross cash proceeds), whereby the Class B Preferred Stock is converted into the type of securities issued in such qualified offering at a twenty percent (20%) discount.
Class B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value														$ 0.001	$ 0.001
Preferred stock, shares authorized														400,000	400,000
Stock Issued During Period, Shares, New Issues		161,709
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00						$ 6.00
Shares And Warrants Issued Description		The shares and warrants were issued as a unit (a Unit) consisting of (i) one share of Class B Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Companys common stock at an exercise price of $6.00per share, which were immediately exercisable and may be exercised at any time on or before May 31, 2020.
Warrants Fair Value		1,900,000						1,900,000
Preferred Stock Dividends, Income Statement Impact		3,800
Gross proceeds from issuance of preferred stock and warrants		1,900,000
Net proceeds from issuance of preferred stock and warrants		1,700,000
Class B Convertible Preferred Stock [Member] | Emergent Financial Group, Inc. [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding		38,115						38,115
Class B Convertible Preferred Stock [Member] | Class B Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00						$ 6.00
Percentage Of Commission		10.00%
Percentage Of Non accountable Finance Fee		3.00%
Reimbursement Of Legal Expense		5,000
Class B Convertible Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding		161,709						161,709
Class of Warrant or Right, Outstanding		107,806						107,806
Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues										355,000
Subsequent Event [Member] | Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							800,000
Subsequent Event [Member] | Class B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																585,000	585,000
Stock Issued During Period, Shares, New Issues											1,667	347,637
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights												231,758
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 6.00
Gross proceeds from issuance of preferred stock and warrants												4,200,000
Net proceeds from issuance of preferred stock and warrants												$ 3,600,000